Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13. Commitments and Contingencies

Finance Leases

The Company has finance lease arrangements related primarily to storage, terminaling, and transportation equipment. Certain finance lease obligations are subject to forbearance arrangements and revised payment terms.

As of March 31, 2026 and December 31, 2025, respectively, finance lease liabilities consisted of the following:

Description	March 31, 2026	December 31, 2025
Principal portion of finance lease obligations	$8,711,783	$8,711,784
Accrued interest	$651,422	$390,068
Total finance lease liabilities (current)	$9,363,205	$9,101,852

Operating Leases

The Company leases office space, land, trucking yards, and equipment under non-cancelable operating lease agreements with remaining lease terms ranging from less than one year to approximately three years. The right-of-use assets for operating leases as of March 31, 2026 and December 31, 2025 were $406,308 and $494,755, respectively. Rent expense for the period ended March 31, 2026 and December 31, 2025 were $98,129 and $494,755, respectively.

Operating lease liabilities consisted of the following:

2026	226,467
2027	181,559
2028	56,220
2029	-
Thereafter	-
Total undiscounted lease payments	464,246
Less: Imputed interest	57,939
Present value of lease payments	406,308
Operating lease liabilities, current	247,868
Operating lease liabilities, long-term	158,440
Operating lease liability	406,308
Weighted-average remaining lease term(mo.)	7.11
Weighted-average discount rate	9.12%

Note 13. Commitments and Contingencies

Finance Leases

The Company has finance lease arrangements with Maxus Capital Group, LLC (“Maxus”) related to storage, terminaling, and transportation equipment acquired in prior business combinations. These leases generally require fixed monthly payments over terms ranging from four to five years and include options to purchase the underlying assets at the end of the lease term.

Certain of the Company’s finance lease agreements require monthly cash reserve payments in addition to base lease payments, which may be applied in the event of default and are refundable at the end of the lease term. The leases are secured by the underlying assets and, in certain cases, by accounts receivable.

In addition, the Company has entered into arrangements with Maxus to finance the construction and sale-leaseback of certain assets, including a wash plant facility and pipeline equipment, for which final lease terms are determined upon commencement.

During 2025, the Company entered into a forbearance agreement with Maxus related to certain financing and lease arrangements. The agreement acknowledged existing events of noncompliance and provided for revised payment terms, including an annual interest rate of 12%, under which Maxus agreed to forbear from exercising its remedies so long as the Company complied with the modified terms. In connection with the agreement, the Company paid a forbearance fee of $250,000 and issued restricted shares of common stock valued at $250,000. The Company did not comply with certain terms of the forbearance agreement and is currently working with Maxus to address the outstanding obligations. As a result, the related obligations have been classified as current lease liabilities as of December 31, 2025.

Description	Amount
Principal portion of finance lease obligations	$8,711,784
Accrued interest	390,068
Total finance lease liabilities (current)	$9,101,852

Operating Leases

On December 16, 2022, the Company’s subsidiary, VivaVentures Remediation Corp., entered into a land lease agreement with W&P Development Corporation for approximately 3.5 acres in Houston, Texas. The lease has an initial term of 126 months, with an option to extend for an additional 120 months. Monthly rent escalates over the term from approximately $7,000 to approximately $16,000.

On October 1, 2024, in connection with the acquisition of the Endeavor Entities, the Company assumed several operating leases, including (i) a corporate office lease in Dallas, Texas with a term through May 31, 2027 and monthly rent of approximately $15,233, and (ii) a trucking yard and shop lease in Monahans, Texas with a term through April 30, 2026 and monthly rent of approximately $10,000. The Company also assumed two short-term leases in Reeves County, Texas that expired on May 31, 2025.

During the year ended December 31, 2025, the Company entered into a yard lease in Pearsall, Texas. The term of approximately three years, which is accounted for as an operating lease and included in operating lease right-of-use assets and liabilities. The Company also entered into a commercial motor vehicle sublease that is structured on a month-to-month basis; accordingly, this arrangement is accounted for as a short-term lease, and lease payments are expensed as incurred. Both leases are with a related party affiliated with the Company’s Chief Executive Officer.

The right-of-use assets for operating leases as of December 31, 2025 and 2024 was $494,755 and $4,920,454. Rent expense for the years ended December 31, 2025 and 2024 was $494,755 and $557,892. The decrease in operating lease right-of-use assets and lease expense during the year ended December 31, 2025 was primarily due to the divestiture of certain wholly owned subsidiaries and the related operating leases associated with those entities.

The following table reconciles the undiscounted cash flows for the leases as of December 31, 2025 to the operating lease liability recorded on the balance sheet:

2025	85,080
2026	305,817
2027	150,479
2028	-
2029	-
Thereafter	-
Total undiscounted lease payments	541,376
Less: Imputed interest	46,621
Present value of lease payments	494,755

Operating lease liabilities, current	272,469
Operating lease liabilities, long-term	222,285
Operating lease liability	494,755

Weighted-average remaining lease term (mo.)	9.05
Weighted-average discount rate	8.72%

The discount rate is the Company’s incremental borrowing rate, or the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Based on an assessment of the Company’s borrowings at the time the operating leases were entered into or acquired, the incremental borrowing rate was determined to be between 6.29% and 12.5%.

Employment Agreements

On October 28, 2022, the Company entered into an executive employment agreement with James Ballengee, its Chief Executive Officer and Chairman. Pursuant to the agreement, Mr. Ballengee receives annual compensation of $1,000,000 payable in shares of the Company’s common stock issued in quarterly installments, subject to applicable Nasdaq rules and the Company’s equity incentive plan. Mr. Ballengee is also eligible for discretionary performance bonuses. The agreement may be terminated by either party upon notice.

On July 24, 2025, the Company entered into an executive employment agreement with Kimberly Hawley in connection with her appointment as Executive Vice President, Chief Financial Officer and Treasurer. Ms. Hawley receives an annual base salary of $350,000 and is eligible for performance-based bonus compensation. The agreement may be terminated by either party upon five business days’ notice; however, a termination without cause provides for severance equal to one year of base salary.

On August 12, 2025, the Company entered into an amended employment agreement with Les Patterson pursuant to which he serves as Executive Vice President and Chief Operating Officer. Mr. Patterson receives an annual base salary of $375,000 and annual equity compensation with a minimum value of $125,000, payable in quarterly installments. In addition, Mr. Patterson received a one-time signing bonus in the form of restricted common stock valued at $250,000. The agreement may be terminated by either party upon notice, and provides for severance equal to six months of base salary in the event of a termination without cause.

During the year ended December 31, 2025, Tyler Nelson, Russ Shelton, and Patrick M. Knapp each resigned from their respective positions with the Company. Mr. Nelson’s employment relationship was resolved pursuant to a settlement agreement entered into in November 2025.

During the year ended December 31, 2025, the Company entered into settlement agreements with certain former employees and consultant, including its former Chief Financial Officer, related to previously accrued compensation and other obligations. In connection with these agreements, the Company recorded settlement expense of approximately $1,750,000, which is included in accounts payable and accrued expenses as of December 31, 2025.

During 2025, the Company entered into a forbearance agreement with Maxus Capital Group, LLC related to certain financing and lease arrangements. The Company did not comply with certain terms of the agreement and is currently working with the lender to address the outstanding obligations. Additional information regarding these arrangements is included in Note 11 - Loans and Notes Payable.

The Company has an outstanding obligation to B1 Bank related to a matured accounts receivable financing arrangement. B1 Bank has indicated its intent to pursue legal remedies, including seeking direct collection from certain of the Company’s customers, including customers subject to netting arrangements who were previously factored. Based on discussions with management and legal counsel, the Company has concluded that it is probable that B1 Bank will pursue such actions. The Company continues to evaluate its position and is engaged in discussions with the lender regarding resolution of this matter. See Note 12 – Other Current Liabilities for additional information.